Subsequent Events (Details) - USD ($) $ in Millions	Apr. 02, 2026	Jan. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2025
Forecast [Member]
Subsequent Events [Line Items]
Issuance of shares	62,623,013
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars)		$ 14.2
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of shares			37,500
Ordinary shares, share authorized				225,000,000	225,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized	221,376,987
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares		284,000,000